Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2019	2018
Income before income tax expense	796	850
Income tax expense at statutory rate of 26.5% (2018 - 26.5%)	211	225

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization[1]	(105)	(68)
Impact of tax deductions from deferred tax asset sharing[2]	(60)	(68)
Overheads capitalized for accounting but deducted for tax purposes	(21)	(20)
Interest capitalized for accounting but deducted for tax purposes	(13)	(14)
Pension and post-retirement benefit contributions in excess of pension expense	(11)	(11)
Environmental expenditures	(7)	(6)
Other	(3)	(9)
Net temporary differences	(220)	(196)
Net permanent differences	3	1
Write-off of unregulated deferred income tax asset (Note 12)	—	885
Total income tax expense (recovery)	(6)	915

Effective income tax rate	(0.8%)	107.6%
[1] Included in current period’s amount is the accelerated tax depreciation of up to three times the first-year rate for certain eligible capital investments acquired after November 20, 2018 and placed in-service before January 1, 2028, as introduced in the 2019 federal and Ontario budgets and enacted in the second quarter of 2019.
[2] Impact of tax deductions from deferred tax sharing represents the OEB’s prescribed allocation to ratepayers of the net deferred tax asset that originated from the transition from the payments in lieu of tax regime under the Electricity Act, 1998 (Ontario) to tax payments under the federal and provincial tax regime.

Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2019	2018
Current income tax expense	24	25
Deferred income tax expense (recovery)	(30)	890
Total income tax expense (recovery)	(6)	915

Schedule of Deferred Income Tax Assets and Liabilities
At December 31, 2019 and 2018, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of dollars)	2019	2018
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	638	526
Non-capital losses	331	302
Non-depreciable capital property	271	271
Pension obligations	405	197
Investment in subsidiaries	95	86
Tax credit carryforwards	92	71
Depreciation and amortization in excess of capital cost allowance	59	20
Environmental expenditures	51	59
Other	20	24
	1,962	1,556
Less: valuation allowance	(375)	(366)
Total deferred income tax assets	1,587	1,190

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	377	9
Regulatory amounts that are not recognized for tax purposes	495	188
Goodwill	10	10
Other	18	23
Total deferred income tax liabilities	900	230

Net deferred income tax assets	687	960

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax assets are presented on the Consolidated Balance Sheets as follows:

December 31 (millions of dollars)	2019	2018
Long-term:
Deferred income tax assets	748	1,018
Deferred income tax liabilities	(61)	(58)
Net deferred income tax assets	687	960

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income
As of December 31, 2019 and 2018, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2019	2018
2034	2	2
2035	221	221
2036	551	551
2037	172	172
2038	95	192
2039	202	—
Total losses	1,243	1,138